Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Detailed Information of Non Cash Investing Activities [Abstract]
Summary of Detailed Information of Non Cash Investing Activities

	2020	2019	2018
Non-cash investing activities
Acquisition of investments from the sale of asset	$-	$-	$1,000